Quarterly Report
September 30, 2020
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 94.1%
Foreign Bonds – 57.2%
Australia – 3.4%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$610,131
Commonwealth of Australia, 2.75%, 11/21/2027		1,150,000	949,508
Commonwealth of Australia, 4.5%, 4/21/2033		575,000	584,899
Commonwealth of Australia, 3.75%, 4/21/2037		1,100,000	1,080,941
Commonwealth of Australia, 3.25%, 6/21/2039		1,100,000	1,025,938
			$4,251,417
Belgium – 0.4%
Kingdom of Belgium, 1.6%, 6/22/2047	EUR	355,000	$547,887
China – 0.5%
Government of China, 3.13%, 11/21/2029	CNY	4,300,000	$627,884
Croatia – 1.0%
Republic of Croatia, 1.125%, 6/19/2029	EUR	1,050,000	$1,250,154
Cyprus – 0.8%
Republic of Cyprus, 0.625%, 1/21/2030	EUR	600,000	$705,862
Republic of Cyprus, 1.25%, 1/21/2040		300,000	358,323
			$1,064,185
France – 4.8%
Republic of France, 2.5%, 5/25/2030	EUR	1,750,000	$2,615,228
Republic of France, 1.25%, 5/25/2036		1,330,000	1,860,982
Republic of France, 3.25%, 5/25/2045		405,000	810,731
Republic of France, 4%, 4/25/2055 (n)		290,000	728,577
Republic of France, 1.75%, 5/25/2066		65,000	114,664
			$6,130,182
Germany – 0.2%
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	$301,099
Greece – 3.3%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	2,900,000	$4,219,672
Iceland – 0.5%
Republic of Iceland, 8%, 6/12/2025	ISK	30,000,000	$271,083
Republic of Iceland, 5%, 11/15/2028		40,000,000	336,752
			$607,835
Ireland – 0.5%
Republic of Ireland, 3.9%, 3/20/2023	EUR	500,000	$651,286
Italy – 10.1%
Republic of Italy, 2.15%, 12/15/2021	EUR	2,000,000	$2,413,385
Republic of Italy, 0.35%, 2/01/2025		3,000,000	3,545,488
Republic of Italy, 3.5%, 3/01/2030		1,535,000	2,243,897
Republic of Italy, 1.65%, 3/01/2032		500,000	630,469
Republic of Italy, 2.45%, 9/01/2033		750,000	1,023,197
Republic of Italy, 2.25%, 9/01/2036		1,590,000	2,131,707
Republic of Italy, 5%, 9/01/2040		328,000	615,618
Republic of Italy, 3.25%, 9/01/2046		110,000	171,701
			$12,775,462

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Japan – 15.3%
Government of Japan, 1%, 3/20/2022	JPY	100,000,000	$964,092
Government of Japan, 0.8%, 6/20/2023		60,000,000	583,291
Government of Japan, 2.9%, 11/20/2030		610,000,000	7,455,286
Government of Japan, 1.7%, 12/20/2031		137,000,000	1,531,636
Government of Japan, 2.4%, 3/20/2037		247,600,000	3,137,042
Government of Japan, 0.4%, 3/20/2039		150,000,000	1,429,725
Government of Japan, 2.3%, 3/20/2040		227,000,000	2,918,919
Government of Japan, 1.8%, 3/20/2043		13,000,000	158,352
Government of Japan, 0.8%, 6/20/2047		25,000,000	252,335
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	300,501
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	249,478
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	250,089
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	249,807
			$19,480,553
New Zealand – 2.3%
Government of New Zealand, 5.5%, 4/15/2023	NZD	800,000	$603,032
Government of New Zealand, 1.5%, 5/15/2031		2,830,000	2,062,830
Government of New Zealand, 2.75%, 4/15/2037		280,000	237,457
			$2,903,319
Norway – 1.0%
City of Oslo, 1.6%, 5/05/2022	NOK	6,000,000	$654,548
Kingdom of Norway, 2%, 5/24/2023 (n)		5,000,000	561,711
			$1,216,259
Portugal – 0.9%
Republic of Portugal, 4.95%, 10/25/2023	EUR	500,000	$683,245
Republic of Portugal, 4.1%, 2/15/2045		256,000	502,618
			$1,185,863
Spain – 3.5%
Kingdom of Spain, 0.4%, 4/30/2022	EUR	1,000,000	$1,189,108
Kingdom of Spain, 0.35%, 7/30/2023		1,600,000	1,916,912
Kingdom of Spain, 4.7%, 7/30/2041		215,000	440,149
Kingdom of Spain, 5.15%, 10/31/2044		370,000	832,739
			$4,378,908
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$300,378
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	252,281
			$552,659
Sweden – 1.5%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	10,345,000	$1,247,196
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	300,427
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	301,303
			$1,848,926
United Kingdom – 6.8%
United Kingdom Treasury, 6%, 12/07/2028	GBP	215,000	$410,064
United Kingdom Treasury, 0.875%, 10/22/2029		1,095,000	1,500,958
United Kingdom Treasury, 4.25%, 3/07/2036		268,000	535,641
United Kingdom Treasury, 1.75%, 9/07/2037		2,050,000	3,121,350
United Kingdom Treasury, 4.25%, 12/07/2040		127,000	273,657
United Kingdom Treasury, 3.25%, 1/22/2044		330,000	652,920
United Kingdom Treasury, 4.25%, 12/07/2046		200,000	471,666
United Kingdom Treasury, 3.75%, 7/22/2052		339,000	809,898

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
United Kingdom – continued
United Kingdom Treasury, 4%, 1/22/2060	GBP	80,000	$219,561
United Kingdom Treasury, 3.5%, 7/22/2068		230,000	635,436
			$8,631,151
Uruguay – 0.0%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$44,000	$52,305
Total Foreign Bonds			$72,677,006
U.S. Bonds – 36.9%
Asset-Backed & Securitized – 0.8%
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		$315,000	$352,824
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		233,275	263,349
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		170,384	190,605
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 1.07% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		184,528	183,146
			$989,924
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$170,817
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		$26,000	$25,694
Howard University, Washington D.C., 2.738%, 10/01/2022		28,000	28,405
Howard University, Washington D.C., 2.801%, 10/01/2023		30,000	30,702
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		33,000	33,737
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		42,000	43,085
			$161,623
Mortgage-Backed – 0.3%
Freddie Mac, 3.32%, 2/25/2023		$5,000	$5,302
Freddie Mac, 4.06%, 10/25/2028		297,000	358,527
			$363,829
Municipals – 1.1%
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		$250,000	$317,885
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027		236,000	239,448
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		240,000	254,659
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		285,000	321,281
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023		210,000	213,009
			$1,346,282
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025		$2,751	$2,907
Small Business Administration, 5.09%, 10/01/2025		2,458	2,602
Small Business Administration, 5.21%, 1/01/2026		31,564	33,720
Small Business Administration, 2.22%, 3/01/2033		408,823	425,859
Tennessee Valley Authority, 0.75%, 5/15/2025		96,000	97,753
			$562,841
U.S. Treasury Obligations – 34.1%
U.S. Treasury Bonds, 2.25%, 2/15/2027		$5,631,000	$6,287,803
U.S. Treasury Bonds, 4.75%, 2/15/2037		709,000	1,118,032
U.S. Treasury Bonds, 4.5%, 8/15/2039		2,971,400	4,704,678
U.S. Treasury Bonds, 2.75%, 11/15/2042		1,861,000	2,387,387
U.S. Treasury Bonds, 3.625%, 2/15/2044		1,120,000	1,639,750
U.S. Treasury Bonds, 3%, 2/15/2048		2,405,000	3,276,061
U.S. Treasury Bonds, 3%, 2/15/2049		1,070,000	1,466,443
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2026		1,090,440	1,202,189
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028		2,419,142	2,947,164

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.625%, 5/15/2021	$2,000,000	$2,031,016
U.S. Treasury Notes, 2.125%, 5/15/2025 (f)	6,720,700	7,298,260
U.S. Treasury Notes, 1.5%, 8/15/2026	3,020,000	3,220,075
U.S. Treasury Notes, 2.875%, 5/15/2028	4,872,300	5,734,849
		$43,313,707
Total U.S. Bonds		$46,909,023
Total Bonds		$119,586,029
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 0.1% (v)	6,910,519	$6,910,519

Other Assets, Less Liabilities – 0.5%		583,928
Net Assets – 100.0%		$127,080,476
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,910,519 and $119,586,029, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,273,146, representing 1.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	2,714,000	USD	1,891,840	Goldman Sachs International	10/16/2020	$52,121
AUD	1,795,000	USD	1,280,079	Merrill Lynch International	10/16/2020	5,628
AUD	837,000	USD	584,875	State Street Bank Corp.	10/16/2020	14,644
CAD	849,000	USD	625,763	Brown Brothers Harriman	10/16/2020	11,869
CAD	1,237,464	USD	914,620	Goldman Sachs International	10/16/2020	14,764
CAD	850,000	USD	627,822	Merrill Lynch International	10/16/2020	10,562
CAD	850,000	USD	631,987	State Street Bank Corp.	10/16/2020	6,396
DKK	2,937,236	USD	449,292	Merrill Lynch International	10/16/2020	13,377
EUR	2,491,270	USD	2,837,747	Citibank N.A.	10/16/2020	83,987
EUR	8,900	USD	10,321	Goldman Sachs International	10/16/2020	117
GBP	428,000	USD	550,176	Merrill Lynch International	10/16/2020	2,132
GBP	1,484,000	USD	1,908,188	State Street Bank Corp.	10/16/2020	6,823
JPY	544,719,213	USD	5,085,798	State Street Bank Corp.	10/16/2020	79,915
JPY	187,275,171	USD	1,747,506	UBS AG	10/16/2020	28,472
KRW	755,443,000	USD	640,266	Barclays Bank PLC	10/06/2020	5,687
KRW	375,226,000	USD	317,402	JPMorgan Chase Bank N.A.	10/06/2020	3,441
MXN	63,405	USD	2,759	JPMorgan Chase Bank N.A.	10/16/2020	104
NOK	6,888,000	USD	731,040	HSBC Bank	10/16/2020	7,431
NZD	1,307,468	USD	854,757	JPMorgan Chase Bank N.A.	10/16/2020	10,203
SEK	5,564,000	USD	609,874	Barclays Bank PLC	10/16/2020	11,483
USD	632,633	AUD	878,000	Goldman Sachs International	10/16/2020	3,747
USD	635,188	AUD	885,000	JPMorgan Chase Bank N.A.	10/16/2020	1,288
USD	574,542	AUD	800,000	Merrill Lynch International	10/16/2020	1,524
USD	424,758	AUD	584,186	UBS AG	10/16/2020	6,322
USD	303,815	EUR	258,154	Barclays Bank PLC	10/16/2020	1,056
USD	801,742	EUR	676,811	HSBC Bank	12/21/2020	6,758
USD	2,285,082	EUR	1,930,981	Merrill Lynch International	10/16/2020	20,448
USD	229,825	EUR	194,000	State Street Bank Corp.	10/16/2020	2,304
USD	596,073	GBP	452,000	Morgan Stanley Capital Services, Inc.	10/16/2020	12,795
USD	646,291	KRW	755,443,000	Barclays Bank PLC	10/06/2020	337
USD	646,424	KRW	755,443,000	JPMorgan Chase Bank N.A.	11/06/2020	470
USD	640,083	NOK	5,801,000	BNP Paribas S.A.	10/16/2020	18,151
USD	1,264,541	NOK	11,557,000	Morgan Stanley Capital Services, Inc.	10/16/2020	25,503
USD	2,484,197	NZD	3,707,373	Citibank N.A.	10/16/2020	31,570
USD	456,999	NZD	685,177	State Street Bank Corp.	10/16/2020	3,718
USD	634,851	SEK	5,654,000	State Street Bank Corp.	10/16/2020	3,444
						$508,591
Liability Derivatives
AUD	866,000	USD	639,739	Citibank N.A.	10/16/2020	$(19,448)
AUD	1,014,000	USD	729,380	State Street Bank Corp.	10/16/2020	(3,082)
CAD	151,000	USD	114,987	Barclays Bank PLC	10/16/2020	(1,580)
CAD	3,098,404	USD	2,328,335	Brown Brothers Harriman	10/16/2020	(1,312)
CAD	831,000	USD	634,254	Citibank N.A.	10/16/2020	(10,140)
CAD	839,606	USD	633,602	State Street Bank Corp.	10/16/2020	(3,025)
EUR	1,315,194	USD	1,550,828	Citibank N.A.	10/16/2020	(8,384)
EUR	1,630,200	USD	1,932,297	HSBC Bank	10/16/2020	(20,417)
EUR	388,630	USD	458,864	JPMorgan Chase Bank N.A.	10/16/2020	(3,082)
EUR	461,000	USD	548,956	Merrill Lynch International	10/16/2020	(8,300)
GBP	990,000	USD	1,277,767	Citibank N.A.	10/16/2020	(232)
GBP	215,000	USD	280,785	Merrill Lynch International	10/16/2020	(3,341)
JPY	60,000,000	USD	571,687	Morgan Stanley Capital Services, Inc.	10/16/2020	(2,691)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
JPY	74,113,000	USD	709,963	NatWest Markets PLC	10/16/2020	$(7,131)
KRW	755,443,000	USD	646,263	Barclays Bank PLC	11/06/2020	(309)
KRW	755,443,000	USD	646,479	JPMorgan Chase Bank N.A.	10/06/2020	(525)
MXN	7,021,000	USD	319,309	BNP Paribas S.A.	10/16/2020	(2,300)
MXN	6,205,000	USD	293,287	Goldman Sachs International	10/16/2020	(13,121)
MXN	13,696,000	USD	634,910	State Street Bank Corp.	10/16/2020	(16,515)
NOK	10,475,000	USD	1,139,352	Brown Brothers Harriman	10/16/2020	(16,316)
NOK	5,709,317	USD	638,855	Morgan Stanley Capital Services, Inc.	10/16/2020	(26,753)
NZD	952,000	USD	645,429	JPMorgan Chase Bank N.A.	10/16/2020	(15,630)
NZD	949,000	USD	643,344	Morgan Stanley Capital Services, Inc.	10/16/2020	(15,529)
NZD	1,800,000	USD	1,192,287	State Street Bank Corp.	10/16/2020	(1,490)
NZD	1,393,865	USD	933,911	UBS AG	10/16/2020	(11,794)
SEK	5,403,429	USD	616,804	JPMorgan Chase Bank N.A.	10/16/2020	(13,379)
USD	3,169,287	AUD	4,537,139	Goldman Sachs International	10/16/2020	(80,536)
USD	627,887	AUD	888,000	JPMorgan Chase Bank N.A.	10/16/2020	(8,162)
USD	636,524	AUD	895,000	State Street Bank Corp.	10/16/2020	(4,539)
USD	405,980	AUD	579,011	UBS AG	10/16/2020	(8,749)
USD	2,536,439	CAD	3,396,000	Brown Brothers Harriman	10/16/2020	(14,091)
USD	2,035,593	CAD	2,769,638	JPMorgan Chase Bank N.A.	10/16/2020	(44,514)
USD	469,848	EUR	400,907	Citibank N.A.	10/16/2020	(332)
USD	1,825,576	EUR	1,560,943	Merrill Lynch International	10/16/2020	(5,080)
USD	1,883,219	GBP	1,491,021	Goldman Sachs International	10/16/2020	(40,852)
USD	364,247	GBP	287,535	Merrill Lynch International	10/16/2020	(6,800)
USD	664,357	GBP	518,000	UBS AG	10/16/2020	(4,091)
USD	586,398	JPY	61,879,000	Barclays Bank PLC	10/16/2020	(417)
USD	178,580	JPY	18,982,000	State Street Bank Corp.	10/16/2020	(1,431)
USD	962,763	KRW	1,130,669,000	JPMorgan Chase Bank N.A.	10/06/2020	(4,034)
USD	627,126	NOK	5,957,000	Barclays Bank PLC	10/16/2020	(11,531)
USD	1,270,339	NZD	1,930,000	Brown Brothers Harriman	10/16/2020	(6,460)
USD	1,269,820	NZD	1,945,000	Citibank N.A.	10/16/2020	(16,902)
USD	637,917	NZD	968,000	Morgan Stanley Capital Services, Inc.	10/16/2020	(2,467)
USD	700,291	NZD	1,073,000	NatWest Markets PLC	10/16/2020	(9,556)
USD	999,070	NZD	1,517,542	UBS AG	10/16/2020	(4,866)
USD	627,996	SEK	5,722,000	BNP Paribas S.A.	10/16/2020	(11,005)
USD	2,140,803	SEK	19,501,277	JPMorgan Chase Bank N.A.	10/16/2020	(36,990)
USD	633,019	SEK	5,679,000	Morgan Stanley Capital Services, Inc.	10/16/2020	(1,180)
						$(550,411)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	9	$1,841,543	December - 2020	$(6,353)
At September 30, 2020, the fund had liquid securities with an aggregate value of $31,492 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$43,876,548	$—	$43,876,548
Non - U.S. Sovereign Debt	—	71,472,223	—	71,472,223
Municipal Bonds	—	1,346,282	—	1,346,282
U.S. Corporate Bonds	—	332,440	—	332,440
Residential Mortgage-Backed Securities	—	363,829	—	363,829
Commercial Mortgage-Backed Securities	—	806,778	—	806,778
Asset-Backed Securities (including CDOs)	—	183,146	—	183,146
Foreign Bonds	—	1,204,783	—	1,204,783
Mutual Funds	6,910,519	—	—	6,910,519
Total	$6,910,519	$119,586,029	$—	$126,496,548
Other Financial Instruments
Futures Contracts – Liabilities	$(6,353)	$—	$—	$(6,353)
Forward Foreign Currency Exchange Contracts – Assets	—	508,591	—	508,591
Forward Foreign Currency Exchange Contracts – Liabilities	—	(550,411)	—	(550,411)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,936,006	$60,611,977	$58,636,720	$(425)	$(319)	$6,910,519
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,119	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
United States	43.9%
Japan	15.4%
Italy	10.1%
United Kingdom	6.8%
France	4.9%
Spain	3.5%
Australia	3.4%
Greece	3.4%
New Zealand	2.3%
Other Countries	6.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.